COMMON SHARES - Summary of Additional Stock Options Information (Details) - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Total intrinsic value of options exercised	CAD 31	CAD 10	CAD 21
Fair value of options that have vested	CAD 126	CAD 91	CAD 95
Total options vested	2.1	2.0	1.7
Options, exercisable, intrinsic value	CAD 86
Options, outstanding, intrinsic value	CAD 130